Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Handsets and other terminals	¥ 6,262	¥ 5,205
Other consumables	1,782	2,133
Inventories	¥ 8,044	¥ 7,338